CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY
Statement of Cash Flows [Abstract]
Issuance cost	$ 2,648	16,429